Expense Example	Jan. 31, 2026 USD ($)
Advisors Capital Total Return – Equity Fund | Advisors Capital Total Return – Equity Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 190
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,190
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,190
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	206
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	2,358
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	2,233
Advisors Capital Growth Fund | Advisors Capital Growth Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	2,285
Advisors Capital International Fund | Advisors Capital International Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	191
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	$ 2,201